CONTRACT ASSETS, NET (Details Narrative) - HKD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Offsetting Assets [Line Items]
Provision for Other Credit Losses	$ (2,383,000)	$ 3,158,000	$ (8,004,248)
Other Contract [Member]
Offsetting Assets [Line Items]
Provision for Other Credit Losses	$ 1,700,000	$ 60,000	$ 307,040